Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other receivables
	31-Dec-21	31-Dec-20
Trade receivables	$1,791,046	$3,501,223
Allowance for doubtful accounts	(1,090,066)	(1,530,667)
Taxes receivable	843,447	766,540
Total	$1,544,427	$2,737,096